Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	81 Months Ended		12 Months Ended	81 Months Ended	12 Months Ended		81 Months Ended
	Dec. 31, 2008 Preferred Stock [Member] Series A1 Preferred Stock [Member]	Dec. 31, 2008 Preferred Stock [Member] Series A2 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2008 Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]
Issuance of stock (in Dollars per Share)	$ 1.20	$ 2.24	$ 2.30	$ 2.30	$ 1.00	$ 1.00	$ 0.001
Stock issuance costs		$ 178,827		$ 130,441		$ 197,729
Accrued interest, debt instrument		$ 29,692	$ 918	$ 369,427